Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 52,000	SFr 34,399	SFr 17,674	SFr 17,004
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 14,500	SFr 9,300